Restructuring Charges and Asset Impairments - Additional Information (Detail) (JPY ¥)	12 Months Ended						12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2013 Employee termination benefits	Mar. 31, 2012 Employee termination benefits	Mar. 31, 2011 Employee termination benefits	Mar. 31, 2013 Other associated costs	Mar. 31, 2012 Other associated costs	Mar. 31, 2011 Other associated costs	Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2011 Home Entertainment & Sound	Mar. 31, 2011 Home Entertainment & Sound Sales and Transfers of Manufacturing Operation	Mar. 31, 2013 Home Entertainment & Sound LCD Television Assets Group	Mar. 31, 2012 Home Entertainment & Sound LCD Television Assets Group	Mar. 31, 2013 Home Entertainment & Sound Retirement Plan	Mar. 31, 2012 Home Entertainment & Sound Retirement Plan	Mar. 31, 2011 Home Entertainment & Sound Retirement Plan	Mar. 31, 2013 Devices	Mar. 31, 2012 Devices	Mar. 31, 2011 Devices	Mar. 31, 2012 Devices Small- and Medium-Sized TFT LCD Business	Mar. 31, 2013 Devices Retirement Plan	Mar. 31, 2012 Devices Retirement Plan	Mar. 31, 2011 Devices Retirement Plan	Mar. 31, 2012 Financial Services	Mar. 31, 2011 Financial Services	Mar. 31, 2011 Financial Services Financial services expenses	Mar. 31, 2011 Financial Services Other operating (income) expense, net	Mar. 31, 2012 All Other Network Business Assets Group	Mar. 31, 2013 Imaging Products & Solutions	Mar. 31, 2012 Imaging Products & Solutions	Mar. 31, 2011 Imaging Products & Solutions	Mar. 31, 2013 Imaging Products & Solutions Retirement Plan	Mar. 31, 2012 Imaging Products & Solutions Retirement Plan	Mar. 31, 2011 Imaging Products & Solutions Retirement Plan	Mar. 31, 2013 Mobile Products & Communications		Mar. 31, 2012 Mobile Products & Communications		Mar. 31, 2011 Mobile Products & Communications		Mar. 31, 2013 Mobile Products & Communications Retirement Plan	Mar. 31, 2012 Mobile Products & Communications Retirement Plan	Mar. 31, 2011 Mobile Products & Communications Retirement Plan
Restructuring and Impairment Costs [Line Items]
Restructuring charges	¥ 74,386,000,000	¥ 52,645,000,000	¥ 62,318,000,000				¥ 62,752,000,000	¥ 25,453,000,000	¥ 38,264,000,000	¥ 6,473,000,000	¥ 6,764,000,000	¥ 15,760,000,000	¥ 11,815,000,000	¥ 5,007,000,000	¥ 18,989,000,000	¥ 11,583,000,000						¥ 19,096,000,000	¥ 26,373,000,000	¥ 7,839,000,000					¥ 1,822,000,000	¥ 5,010,000,000	¥ 3,371,000,000	¥ 1,639,000,000		¥ 11,179,000,000	¥ 1,278,000,000	¥ 11,527,000,000				¥ 5,885,000,000	[1]	¥ 1,859,000,000	[1]	¥ 2,451,000,000	[1]
Term of restructuring activities	1 year
Anticipation of restructuring charges	50,000,000,000
Non-cash charges related to depreciation associated with restructured assets recorded in cost of sales	3,121,000,000	2,115,000,000	4,751,000,000
Restructuring charges related to employee termination benefits																1,963,000,000			10,647,000,000	4,548,000,000	8,679,000,000					15,153,000,000	5,445,000,000	7,474,000,000									9,659,000,000	3,080,000,000	9,510,000,000							4,959,000,000	1,812,000,000	2,130,000,000
Percentage of ownership in equity investees				50.00%	50.00%	50.00%
Sony Ericsson acquisition		10,979,000,000						8,789,000,000			2,190,000,000
Impairment of long-lived assets	¥ 14,494,000,000	¥ 59,583,000,000															¥ 7,617,000,000	¥ 16,700,000,000							¥ 19,187,000,000								¥ 12,601,000,000

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.